Related party transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Costs Incurred under Management Agreements

The Company incurred the following costs under the management agreements with the Manager which were incurred prior to the date of acquisition:

	2013	2012(1)	2011
Technical and other services	$—	$9,700	$135,381
Dry-dock activities included in technical services	—	421	5,855
Other services	—	410	6,202

(1)	Relates to the 26 days prior to acquisition

Schedule of Costs Incurred with Manager and Other Related Parties Thereto

The Company incurred the following costs with the Manager and other related parties thereto:

	2013	2012	2011
Consulting services	$—	$—	$84
Arrangement fees	6,631	1,790	1,832
Technical service fees advance	—	—	2,947
Transaction fees	3,532	123	369
Reimbursed expenses	72	—	—